Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Joint Ventures
Teekay LNG’s share of commitments to fund newbuildings and other construction contract costs of its non-consolidated joint ventures as at December 31, 2018 are as follows, all of which are due in 2019:

$
Yamal LNG Joint Venture (i)	436,100
Pan Union Joint Venture (ii)	29,200
Bahrain LNG Joint Venture (iii)	66,509
531,809

(i)
Teekay LNG, through the Yamal LNG Joint Venture, has a 50% ownership interest in four 172,000-cubic meter ARC7 LNG carrier newbuildings that have an estimated total fully built-up cost of approximately $1.4 billion. As at December 31, 2018, Teekay LNG’s proportionate costs incurred under these newbuilding contracts totaled $255.8 million. The Yamal LNG Joint Venture had secured debt financing of $1.1 billion for the four LNG carrier newbuildings, of which $395.3 million was undrawn at December 31, 2018, related to Teekay LNG's proportionate share of the commitments included in the table above.

(ii)
Through the Pan Union Joint Venture, Teekay LNG has a 20% ownership interest in one LNG carrier newbuilding which delivered in January 2019 (see Note 23). The Pan Union Joint Venture had secured financing of $24.0 million related to Teekay LNG's proportionate share of the commitments included in the table above and Teekay LNG received $0.2 million of reimbursement directly from Shell in 2019.

(iii)
Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture for the development of an LNG receiving and regasification terminal in Bahrain. The project will include an FSU, which will be modified from one of the Teekay LNG’s existing MEGI LNG carrier newbuildings, an offshore gas receiving facility, and an onshore nitrogen production facility. The terminal will have a capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing mid-2019. The receiving and regasification terminal is expected to have a fully-built up cost of approximately $903.1 million. The Bahrain LNG Joint Venture has secured undrawn debt financing of $195 million, of which $58.4 million relates to Teekay LNG's proportionate share of the commitments included in the table above.